FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements, Nonrecurring
Assets Measured at Fair Value on a Non-Recurring Basis
Upon the occurrence of certain events, the Company remeasures the fair value of certain assets on a non-recurring basis. These assets include equity investments in privately held companies for which the Company utilizes the measurement alternative, property, plant and equipment, ROU assets, intangible assets and goodwill.
Investments in Privately Held Companies
As disclosed in Note 2(k), the Company accounts for equity investments in private companies without readily determinable market values using the measurement alternative. If measured at fair value, these investments are generally classified within Level 3 of the fair value hierarchy, because significant unobservable inputs or data in an inactive market are used in estimating their fair value.
ROU Assets and Related Leasehold Improvements
During the year ended December 31, 2023, ROU assets and related leasehold improvements with an aggregate carrying amount of $39,198 were written down to an aggregate fair value of $13,293, resulting in an impairment charge of $25,905. Refer to Note 18 for additional information. The fair value of these assets, which represents a Level 3 measurement, was estimated using an income approach based market participant expectations of future sublease income, taking into consideration the estimated time period it will take to obtain a sublease, the sublease rate, and the applicable discount rate, which are considered unobservable inputs.

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Costs and Asset Impairment Charges	$ 32,614
Fair Value Disclosure of Asset and Liability Not Measured at Fair Value
Assets and Liabilities Measured at Fair Value for Disclosure Purposes Only
Convertible Notes
As of December 31, 2023, the estimated fair value of the 2025 Convertible Notes was $522,531 (as disclosed in Note 10, the 2023 Convertible Notes were fully repaid on July 1, 2023). As of December 31, 2022, the total estimated fair value of the Convertible Notes was $836,224 (the fair value of 2023 Convertible Notes and 2025 Convertible Notes was $351,787 and $484,438, respectively). The fair value of the Convertible Notes is considered to be Level 2 within the fair value hierarchy and was determined based on quoted prices of the Convertible Notes in an over-the-counter market.
Other Assets and Liabilities
The carrying values of certain of the Company’s financial instruments, other than those presented above, including cash and cash equivalents, short-term and restricted deposits, trade receivables, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible Debt, Fair Value Disclosures	$ 522,531	$ 836,224
Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OperatingLeaseRightOfUseAssetsAndAssociatedPropertyAndEquipmentCarryingValue	39,198
OperatingLeaseRightOfUseAssetsAndAssociatedPropertyAndEquipmentFairValue	$ 13,293
Convertible Note 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible Debt, Fair Value Disclosures		351,787
Convertible Note 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible Debt, Fair Value Disclosures		$ 484,438